Long-Term Debt, Annual Principal Payments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Long-Term Debt [Abstract]
Restricted cash	$ 500,000	$ 500,000
Annual Principal Payments [Abstract]
Total long-term debt	14,550,000	11,000,000
Interest incurred on long-term debt	583,996
$11.0 Million Alpha Bank Financing [Member]
Long-Term Debt [Abstract]
Restricted cash	500,000	500,000
Minimum liquidity deposit per vessel	250,000
Annual Principal Payments [Abstract]
Total long-term debt	10,200,000	$ 11,000,000
Long-Term Debt (Including Related Party Debt) [Member]
Annual Principal Payments [Abstract]
2021	7,200,000
2022	2,200,000
2023	2,200,000
2024	2,200,000
2025	5,750,000
Total long-term debt	$ 19,550,000
Weighted average interest rate	5.40%